Stock-Based Compensation - Additional Information (Details) - USD ($)								3 Months Ended		12 Months Ended
	Dec. 08, 2022	Dec. 06, 2022	Sep. 30, 2020	Nov. 30, 2019	Sep. 30, 2018	Dec. 31, 2015	Nov. 30, 2011	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense										$ 19,700,000	$ 15,200,000
Share based compensation by share based award aggregate number of stock options cumulatively exercised earlier										0	0
Number of shares agreed to repurchase	868,068
Number of awards granted or issued								88,050,000
Share based compensation by share based award options exercisable	3,189,176
Share based compensation by share based award fair value assumptions expected dividend rate								0.00%	0.00%	0.00%	0.00%
Share based compensation by share based award number of shares authorized amount											$ 6,100,000
Value of notes transferred in exchange transaction	$ 6,100,000
Value of nonrecourse promissory note transferred in exchange transaction	$ 8,100,000
Number of shares transferred in exchange transaction	831,788
Number of shares collateralized as part of loan agreement	1,888,004
Option indexed to issuers equity settlement alternative shares at fair value	12,800,000
Value per share payment made	$ 6.12
Two Thousand And Fifteen Stockholder Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized amount						$ 500,000
Number of shares collateralized as part of loan agreement						353,264
Related party transaction rate of interest						1.59%
Payment for call option						$ 22,000
Option indexed to issuers equity settlement alternative shares at fair value						99,346
Value per share payment made						$ 4.81
Value per share additional payable						$ 0.01
Debt instrument maturity date						Dec. 11, 2020
Exercise option beginning date						Dec. 11, 2017
Exercise option end date						Dec. 11, 2020
Two Thousand And Eighteen Stockholder Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized amount					$ 7,300,000
Number of shares collateralized as part of loan agreement					1,591,342
Related party transaction rate of interest					2.86%
Payment for call option					$ 700,000
Option indexed to issuers equity settlement alternative shares at fair value					386,027
Value per share payment made					$ 18.95
Value per share additional payable					$ 0.06
Debt instrument maturity date					Sep. 14, 2025
Exercise option beginning date					Sep. 14, 2021
Exercise option end date					Sep. 14, 2025
Two Thousand And Nineteen Stockholder Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized amount				$ 5,600,000
Number of shares collateralized as part of loan agreement				778,919
Related party transaction rate of interest				1.59%
Payment for call option				$ 400,000
Option indexed to issuers equity settlement alternative shares at fair value				202,265
Value per share payment made				$ 27.63
Value per share additional payable				$ 0.03
Debt instrument maturity date				Nov. 18, 2026
Exercise option beginning date				Nov. 18, 2021
Exercise option end date				Nov. 18, 2026
Incentive Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense								$ 1,300,000	$ 1,200,000	$ 3,400,000	4,800,000
Total unrecognized compensation cost, amount								$ 19,100,000		$ 5,100,000
Total unrecognized compensation cost, period								2 years 3 days		10 months 20 days
Fair value of awards vested								$ 600,000	$ 1,500,000
Weighted-average grant-date fair value of stock options granted								$ 0.18	$ 0.2
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense								$ 2,000,000	$ 2,400,000	$ 9,100,000	4,300,000
Total unrecognized compensation cost, amount								$ 10,600,000		$ 14,600,000
Total unrecognized compensation cost, period								1 year 3 months 14 days		1 year 4 months 24 days
Management Alignment Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized			1,200
Eligible value as a percentage of each transaction			6.00%
Maximum eligible bonus payable			$ 15,000,000
2010 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance												4,702,784
Number of awards granted or issued										0
2010 Plan [Member] | Incentive Stock Option [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award expiry period							10 years
Share based compensation by share based award vesting period							5 years
2010 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award vesting period										4 years
2010 Plan [Member] | Non Qualified Stock Options [Member] | Employees And Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award exercise price as a percentage of purchase price of common stock							100.00%
2010 Plan [Member] | Incentive Stock Options And Non Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total intrinsic value for stock options exercised										$ 1,000	3,800
Fair value of awards vested										$ 3,800,000	$ 4,500,000
Weighted-average grant-date fair value of stock options granted										$ 0.18	$ 3.9
Number of awards granted or issued										4,490,000
2022 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		1,841,719
Percentage of employee's earnings		15.00%
Number of awards granted or issued		0
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		19,620,389
Number of awards granted or issued		0
2022 Equity Incentive Plan [Member] | Earnout Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		11,000,000